Leases - Schedule of Changes in Lease Liabilities (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Balances at beginning of the year	₱ 21,686	₱ 20,025
Additions (Note 29)	34,277	7,314
Accretion on lease liabilities (Note 10)	2,064	1,170	₱ 1,125
Lease modifications	317	33
Foreign exchange gains - net	215	147
Business combination	46
Adjustment		11
Reclassed to lease liabilities held-for-sale	(1,668)
Termination	(6,171)	(467)
Settlement of obligations	(8,331)	(6,547)
Balances at end of the year (Notes 3 and 29)	42,435	21,686	₱ 20,025
Current portion of lease liabilities (Note 10)	10,477	4,555
Noncurrent portion of lease liabilities (Note 28)	₱ 31,958	₱ 17,131